AFS and HTM Debt Securities, Investment Grade Debt Securities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Available-for-sale debt securities, at fair value	$ 213,573	$ 162,978
Available-for-sale, percent of investment grade	99.00%	99.00%
Held-to-maturity, amortized cost	$ 208,118	$ 235,043
Held-to-maturity, percent of investment grade	99.00%	99.00%
AFS and HTM Debt Securities Textual [Abstract]
Debt securities, held-to-maturity, credit quality indicator, update frequency [Extensible Enumeration]	Credit Quality Indicator, Updated Quarterly [Member]	Credit Quality Indicator, Updated Quarterly [Member]
Credit rating AA- and above [Member]
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Percentage of AFS and HTM debt securities with the same credit rating	99.00%	99.00%
Securities of U.S. Treasury and federal agencies [Member]
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Available-for-sale debt securities, at fair value	$ 191,889	$ 146,314
Available-for-sale, percent of investment grade	100.00%	100.00%
Held-to-maturity, amortized cost	$ 182,679	$ 197,777
Held-to-maturity, percent of investment grade	100.00%	100.00%
Securities of U.S. states and political subdivisions [Member]
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Available-for-sale debt securities, at fair value	$ 10,397	$ 12,035
Available-for-sale, percent of investment grade	99.00%	99.00%
Held-to-maturity, amortized cost	$ 17,487	$ 18,210
Held-to-maturity, percent of investment grade	100.00%	100.00%
Collateralized loan obligations [Member]
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Available-for-sale debt securities, at fair value	$ 7,904	$ 2,202
Available-for-sale, percent of investment grade	100.00%	100.00%
Held-to-maturity, amortized cost	$ 4,660	$ 15,904
Held-to-maturity, percent of investment grade	100.00%	100.00%
Collateralized loan obligations [Member] | Credit rating AA- and above [Member]
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Percentage of AFS and HTM debt securities with the same credit rating	100.00%	100.00%
All other debt securities [Member]
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Available-for-sale debt securities, at fair value	$ 3,383	$ 2,427
Available-for-sale, percent of investment grade	91.00%	89.00%
Held-to-maturity, amortized cost	$ 3,292	$ 3,152
Held-to-maturity, percent of investment grade	59.00%	61.00%